Trade receivables and contract assets	12 Months Ended
Dec. 31, 2024
Trade Receivables And Contract Assets [Abstract]
Trade receivables and contract assets

21. Trade receivables and contract assets

Trade receivables and contract assets are analyzed as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Trade receivables	302,655	308,425
Allowance for expected credit losses	(6,704)	(6,656)
Total trade receivables	295,951	301,769

Trade receivables are non-interest bearing and credit terms are generally 60 to 90 days. The Group is not exposed to significant concentration of third-party credit risk.

Trade receivables breakdown by geographical area is shown below:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
EMEA	147,675	176,638
APAC	43,989	37,574
North America	101,416	79,529
South America	9,575	14,684
Total Trade Receivables	302,655	308,425

Trade receivables are stated net of an allowance for expected credit losses which has been determined in accordance with IFRS 9 amounting to EUR 6,704 thousand and EUR 6,656 thousand for 2024 and 2023 respectively:

	2024	2023
	(EUR thousand)
At January 1	6,656	5,961
Accruals	1,411	1,489
Releases	(1,346)	(807)
Utilizations	(25)	(21)
Exchange differences and other changes	8	34
At December 31	6,704	6,656

Contract assets

Contract assets relate to ongoing customer-specific construction contracts within the Engineering segment and from the In-vitro diagnostic and DDS business, which are part of the Biopharmaceutical and Diagnostic Solutions Segment. As such, the balances of this account vary and depend on the number of ongoing construction contracts at the end of the year. The Group had contract assets of EUR 168,515 thousand at December 31, 2024 and of EUR 172,580 thousand at December 31, 2023. Contract assets gross amounted to EUR 414,955 thousand (EUR 360,433 thousand at December 31, 2023), net of advance invoices issued of EUR 246,440 thousand (EUR 187,853 thousand at December 31, 2023).